MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 93,634	$ 72,987
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	85,491	68,041
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,019	2,315
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	4,748	1,077
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,197	1,407
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 179	$ 147